RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Xuntong CNY	Dec. 31, 2013 Xuntong CNY	Dec. 31, 2014 Jiuzhou Changxiang CNY	Dec. 31, 2013 Jiuzhou Changxiang CNY	Dec. 31, 2014 Ms. Kou Xiaohong USD ($)	Dec. 31, 2014 Ms. Kou Xiaohong CNY	Dec. 31, 2013 Ms. Kou Xiaohong CNY	Dec. 31, 2012 Ms. Kou Xiaohong CNY
Changes in related party balances
Balance at the beginning of the period	(721)	7,578	$ (3)	141	8,640	(844)	(1,044)	$ (3)	(18)	(18)	(18)
Cash received from related party	(141)	(8,499)		(141)	(8,499)
Service fee charged by related party		(1,614)					(1,614)
Service fee paid to related party	844	1,814				844	1,814
Balance at the end of the period	(18)	(721)	$ (3)		141		(844)	$ (3)	(18)	(18)	(18)